Quarterly Holdings Report
for
Fidelity® Small Cap Growth Fund
April 30, 2025
SCP-NPRT3-0625
1.815773.120
Common Stocks - 98.8%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
OneSpaWorld Holdings Ltd	920,817	15,377,644
BELGIUM - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(c)	452,657	2,779,314
CANADA - 2.0%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (c)	450,147	15,833,184
Energy - 0.1%
Energy Equipment & Services - 0.1%
CES Energy Solutions Corp	1,879,260	8,288,046
Health Care - 0.4%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (c)	480,344	18,349,141
Health Care Providers & Services - 0.1%
dentalcorp Holdings Ltd Subordinate Voting Shares	1,741,800	10,625,662
TOTAL HEALTH CARE		28,974,803

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (c)	5,298,900	9,455,458
Software - 0.6%
Lumine Group Inc Subordinate Voting Shares (c)(d)	414,900	13,413,675
TECSYS Inc	702,728	21,602,795
		35,016,470
TOTAL INFORMATION TECHNOLOGY		44,471,928

Materials - 0.5%
Metals & Mining - 0.5%
G Mining Ventures Corp	700,400	9,713,947
Orla Mining Ltd (c)	956,300	10,529,983
Torex Gold Resources Inc (c)	339,880	11,008,010
		31,251,940
TOTAL CANADA		128,819,901
DENMARK - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Ascendis Pharma A/S ADR (c)	198,344	33,805,751
INDIA - 0.6%
Industrials - 0.6%
Professional Services - 0.6%
WNS Holdings Ltd ADR (c)	641,540	38,826,001
ISRAEL - 1.3%
Information Technology - 1.3%
IT Services - 0.3%
Wix.com Ltd (c)	134,958	22,887,527
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (c)	108,379	21,265,044
Software - 0.7%
Cellebrite DI Ltd (c)	2,163,667	42,818,970
TOTAL ISRAEL		86,971,541
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	449,231	24,677,250
JAPAN - 0.9%
Industrials - 0.5%
Professional Services - 0.5%
BayCurrent Inc	630,768	33,988,055
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (c)	1,273,726	24,289,954
TOTAL JAPAN		58,278,009
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.4%
Merus NV (b)(c)	550,824	25,068,000
Pharmaceuticals - 0.2%
Pharvaris NV (c)	728,094	13,455,177
TOTAL NETHERLANDS		38,523,177
SWEDEN - 0.2%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Alligo AB B Shares	889,104	10,137,009
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (c)	272,861	55,952,877
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Games Workshop Group PLC	165,159	33,918,551
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	865,214	24,373,078
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd Class D (c)(e)(f)	1,942,800	6,265,790
TOTAL UNITED KINGDOM		64,557,419
UNITED STATES - 90.2%
Communication Services - 1.2%
Entertainment - 0.4%
IMAX Corp (b)(c)	1,123,714	27,339,962
Interactive Media & Services - 0.3%
Cars.com Inc (c)	1,588,919	18,495,017
Media - 0.2%
Magnite Inc (b)(c)	985,170	11,713,671
TechTarget Inc/old (b)	18,712	149,134
		11,862,805
Wireless Telecommunication Services - 0.3%
Gogo Inc (b)(c)	2,884,373	21,834,704
TOTAL COMMUNICATION SERVICES		79,532,488

Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Modine Manufacturing Co (c)	22,390	1,827,920
Diversified Consumer Services - 2.3%
Adtalem Global Education Inc (c)	394,560	41,902,272
Duolingo Inc Class A (c)	110,881	43,185,932
Grand Canyon Education Inc (c)	211,145	37,661,934
Stride Inc (c)	46,425	6,603,955
Universal Technical Institute Inc (c)	856,775	24,041,107
		153,395,200
Hotels, Restaurants & Leisure - 3.1%
Brinker International Inc (c)	340,122	45,678,385
Cava Group Inc (c)	223,408	20,649,601
Cheesecake Factory Inc/The (b)	525,400	26,464,398
Dutch Bros Inc Class A (c)	367,763	21,970,162
Kura Sushi USA Inc Class A (b)(c)	221,273	13,028,553
Planet Fitness Inc Class A (c)	274,570	25,971,576
Red Rock Resorts Inc Class A	375,615	16,038,761
Sportradar Holding AG Class A (b)(c)	1,338,960	30,943,366
		200,744,802
Household Durables - 1.1%
Champion Homes Inc (c)	430,670	37,252,955
Newell Brands Inc	2,118,933	10,128,499
Somnigroup International Inc	379,510	23,172,881
		70,554,335
Specialty Retail - 3.2%
Boot Barn Holdings Inc (c)	311,935	32,547,298
Chewy Inc Class A (c)	1,376,577	51,621,638
Fanatics Inc Class A (c)(e)(f)	726,062	44,217,176
Group 1 Automotive Inc	86,366	34,859,909
Murphy USA Inc	38,956	19,422,292
Warby Parker Inc Class A (c)	1,573,140	25,972,541
		208,640,854
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (c)	230,840	22,257,593
TOTAL CONSUMER DISCRETIONARY		657,420,704

Consumer Staples - 3.4%
Beverages - 0.6%
Primo Brands Corp Class A	1,265,640	41,348,459
Consumer Staples Distribution & Retail - 1.8%
Sprouts Farmers Market Inc (c)	384,371	65,727,441
US Foods Holding Corp (c)	730,842	47,987,086
		113,714,527
Food Products - 0.7%
Freshpet Inc (c)	108,500	7,979,090
Simply Good Foods Co/The (c)	1,117,000	40,334,870
		48,313,960
Tobacco - 0.3%
Turning Point Brands Inc	356,840	21,902,839
TOTAL CONSUMER STAPLES		225,279,785

Energy - 1.2%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	640,636	24,305,730
Oil, Gas & Consumable Fuels - 0.8%
Antero Resources Corp (c)	870,693	30,326,237
Centrus Energy Corp Class A (b)(c)	133,166	9,227,072
Northern Oil & Gas Inc	582,120	14,145,516
		53,698,825
TOTAL ENERGY		78,004,555

Financials - 8.1%
Banks - 1.2%
Eastern Bankshares Inc	1,760,318	26,263,945
Pathward Financial Inc	88,374	7,014,244
Pinnacle Financial Partners Inc	256,613	25,722,887
SouthState Corp	227,920	19,778,898
		78,779,974
Capital Markets - 3.8%
Houlihan Lokey Inc Class A	236,220	38,286,538
P10 Inc Class A	2,025,460	22,421,842
Perella Weinberg Partners (f)	2,039,500	35,018,215
Perella Weinberg Partners Class A	496,680	8,527,996
Piper Sandler Cos	85,150	20,531,368
PJT Partners Inc Class A (b)	156,570	22,187,535
StepStone Group Inc Class A	885,347	44,276,203
StepStone Group Inc rights 12/31/2038 (c)(e)	31,066	1,959,022
Stifel Financial Corp	629,619	53,952,052
		247,160,771
Consumer Finance - 1.0%
FirstCash Holdings Inc	327,244	43,837,606
SLM Corp	804,600	23,260,986
		67,098,592
Financial Services - 1.0%
HA Sustainable Infrastructure Capital Inc	812,922	20,306,792
Mr Cooper Group Inc (c)	126,820	15,092,847
Remitly Global Inc (c)	1,477,570	29,876,465
		65,276,104
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (c)	713,862	29,710,937
Stewart Information Services Corp	361,459	23,668,335
Trupanion Inc (b)(c)	568,880	20,821,008
		74,200,280
TOTAL FINANCIALS		532,515,721

Health Care - 27.1%
Biotechnology - 12.0%
ADMA Biologics Inc (c)	977,761	23,270,712
Aerovate Therapeutics Inc (f)	348,441	3,310,190
Alkermes PLC (c)	896,170	25,782,811
Annexon Inc (b)(c)	1,331,756	2,477,066
Apogee Therapeutics Inc (b)(c)	280,400	11,005,700
Arcellx Inc (c)	546,065	35,466,922
Astria Therapeutics Inc (c)	1,354,456	6,988,993
Avidity Biosciences Inc (b)(c)	498,742	16,283,926
Bicara Therapeutics Inc (b)	464,000	6,667,680
Blueprint Medicines Corp (b)(c)	224,318	20,076,461
Boundless Bio Inc (b)(c)	295,867	520,726
Cargo Therapeutics Inc (c)	930,625	4,252,956
Celldex Therapeutics Inc (c)	475,254	9,899,541
CG oncology Inc (b)(c)	832,900	22,438,326
Cogent Biosciences Inc (c)	2,573,120	13,405,955
Crinetics Pharmaceuticals Inc (c)	891,815	29,777,703
Cytokinetics Inc (c)	538,529	23,070,582
Day One Biopharmaceuticals Inc (b)(c)	1,587,480	12,350,594
Denali Therapeutics Inc (c)	614,814	10,236,653
Disc Medicine Inc (c)	279,000	13,788,180
GlycoMimetics Inc (e)(f)(g)(h)	12,099,897	2,725,986
Insmed Inc (b)(c)	651,280	46,892,160
Janux Therapeutics Inc (c)	696,570	23,126,124
Kiniksa Pharmaceuticals International Plc Class A (c)	490,295	13,223,256
Korro Bio Inc (b)(c)	51,600	915,900
Legend Biotech Corp ADR (c)	311,867	10,899,752
Madrigal Pharmaceuticals Inc (b)(c)	170,076	56,790,078
Monte Rosa Therapeutics Inc (b)(c)	620,976	3,048,992
MoonLake Immunotherapeutics Class A (c)	144,354	6,074,416
Neurogene Inc (b)(c)	288,922	4,333,830
Nurix Therapeutics Inc (c)	951,100	10,966,183
Nuvalent Inc Class A (c)	512,712	39,350,646
Oruka Therapeutics Inc	555,043	5,794,649
Perspective Therapeutics Inc (c)	1,164,200	2,852,290
PTC Therapeutics Inc (c)	422,200	21,042,448
Revolution Medicines Inc (c)	518,007	20,917,123
Rhythm Pharmaceuticals Inc (c)	577,390	37,640,054
Scholar Rock Holding Corp (c)	47,900	1,576,389
Soleno Therapeutics Inc (c)(g)	432,910	32,407,643
Spyre Therapeutics Inc (c)	501,773	7,642,003
TG Therapeutics Inc (c)	231,000	10,512,810
Tyra Biosciences Inc (b)(c)	913,433	9,408,360
Upstream Bio Inc (b)	1,226,600	11,358,316
Vaxcyte Inc (c)	746,435	26,752,230
Veracyte Inc (c)	741,120	22,604,160
Vericel Corp (c)	825,687	31,392,620
Viking Therapeutics Inc (b)(c)	323,282	9,333,151
Vir Biotechnology Inc (c)	292,100	1,787,652
Viridian Therapeutics Inc (c)	1,054,475	14,288,136
Zenas Biopharma Inc (b)	480,500	5,564,190
		782,293,224
Health Care Equipment & Supplies - 6.5%
Artivion Inc (c)	616,484	14,604,506
AtriCure Inc (c)	523,733	15,664,854
Bioventus Inc (c)	35,965	262,903
Ceribell Inc (b)	1,339,826	21,557,800
Glaukos Corp (c)	429,894	40,517,510
Insulet Corp (c)	103,440	26,096,878
Integer Holdings Corp (c)	203,370	25,687,665
Lantheus Holdings Inc (c)	535,364	55,859,880
Masimo Corp (c)	261,995	42,170,715
Merit Medical Systems Inc (c)	385,600	36,419,920
NeuroPace Inc (c)	180,773	2,113,236
Penumbra Inc (c)	157,856	46,226,551
PROCEPT BioRobotics Corp (b)(c)	488,880	26,389,742
Pulmonx Corp (c)	1,493,472	7,213,470
TransMedics Group Inc (b)(c)	633,663	58,303,333
		419,088,963
Health Care Providers & Services - 5.3%
agilon health Inc (c)	2,547,523	10,852,447
Alignment Healthcare Inc (c)	1,500,690	26,592,227
BrightSpring Health Services Inc (c)	2,714,456	47,584,414
Ensign Group Inc/The	467,345	60,282,832
GeneDx Holdings Corp Class A (c)	135,200	9,038,119
HealthEquity Inc (c)	677,617	58,085,329
LifeStance Health Group Inc (c)	3,324,142	21,839,613
Pennant Group Inc/The (c)	1,005,192	25,753,019
Privia Health Group Inc (c)	1,513,893	35,546,208
Progyny Inc (c)	1,570,390	35,867,708
Surgery Partners Inc (c)	790,643	17,354,614
		348,796,530
Health Care Technology - 1.1%
Doximity Inc Class A (c)	935,150	53,191,332
Schrodinger Inc/United States (b)(c)	116,393	2,983,153
Waystar Holding Corp (c)	457,720	17,013,452
		73,187,937
Life Sciences Tools & Services - 0.2%
Veterinary Emergency Group (c)(e)(f)(i)	190,561	13,834,729
Pharmaceuticals - 2.0%
Axsome Therapeutics Inc (c)	459,860	51,637,680
Corcept Therapeutics Inc (b)(c)	493,103	35,444,244
Enliven Therapeutics Inc (b)(c)	715,135	13,544,657
Enliven Therapeutics Inc (c)(f)	266,907	5,055,218
Liquidia Corp (b)(c)	605,500	8,458,835
Structure Therapeutics Inc ADR (c)	311,780	8,418,060
WaVe Life Sciences Ltd (c)	942,800	7,278,416
		129,837,110
TOTAL HEALTH CARE		1,767,038,493

Industrials - 18.8%
Aerospace & Defense - 1.9%
BWX Technologies Inc	128,831	14,058,039
Leonardo DRS Inc	536,420	19,826,083
Mercury Systems Inc (c)	434,130	21,706,500
Rocket Lab USA Inc Class A (b)(c)	665,950	14,511,051
V2X Inc (c)	560,408	27,885,902
Woodward Inc	133,000	24,946,810
		122,934,385
Building Products - 1.9%
AZZ Inc	778,276	67,523,226
CSW Industrials Inc (b)	34,897	10,904,615
Tecnoglass Inc	572,456	40,798,939
UFP Industries Inc	80,618	7,969,089
		127,195,869
Commercial Services & Supplies - 1.7%
ACV Auctions Inc Class A (c)	2,126,374	31,236,434
GEO Group Inc/The (c)	1,790,664	56,011,970
HNI Corp	332,157	14,050,241
Montrose Environmental Group Inc (b)(c)	44,980	658,057
Pursuit Attractions and Hospitality Inc (c)	434,593	12,729,229
		114,685,931
Construction & Engineering - 2.6%
Comfort Systems USA Inc	52,459	20,855,075
Construction Partners Inc Class A (c)	305,660	25,106,912
Fluor Corp (c)	1,246,436	43,488,152
Sterling Infrastructure Inc (c)	359,171	53,670,923
Valmont Industries Inc	83,498	24,483,284
		167,604,346
Electrical Equipment - 0.3%
Acuity Inc	79,303	19,319,004
Machinery - 4.2%
Chart Industries Inc (c)	271,980	36,711,860
Crane Co	138,037	22,221,196
Esab Corp	299,226	35,943,027
Federal Signal Corp	205,364	16,722,791
Gates Industrial Corp PLC (c)	1,284,266	24,298,313
ITT Inc	260,956	35,756,191
JBT Marel Corp	144,480	15,207,965
Mueller Industries Inc	817,603	60,142,877
REV Group Inc	821,267	26,855,431
		273,859,651
Passenger Airlines - 0.2%
Alaska Air Group Inc (c)	321,860	14,248,742
Professional Services - 3.9%
CACI International Inc (c)	54,490	24,949,336
Cbiz Inc (c)	432,446	29,449,573
ExlService Holdings Inc (c)	1,627,411	78,896,885
First Advantage Corp (b)(c)	1,041,684	14,687,744
FTI Consulting Inc (c)	52,060	8,656,537
Huron Consulting Group Inc (c)	258,890	34,895,783
KBR Inc	378,680	19,998,091
Paycom Software Inc	134,710	30,496,997
Paylocity Holding Corp (c)	79,820	15,333,422
		257,364,368
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies Inc	147,556	35,897,424
FTAI Aviation Ltd	451,613	48,372,269
Herc Holdings Inc (b)	221,053	24,192,040
Xometry Inc Class A (b)(c)	1,020,766	26,172,440
		134,634,173
TOTAL INDUSTRIALS		1,231,846,469

Information Technology - 14.3%
Communications Equipment - 0.3%
Lumentum Holdings Inc (c)	306,660	18,105,205
Electronic Equipment, Instruments & Components - 3.9%
Advanced Energy Industries Inc	270,624	26,361,484
Badger Meter Inc	98,550	21,761,811
Belden Inc	189,583	19,547,903
OSI Systems Inc (b)(c)	521,080	106,685,920
PAR Technology Corp (b)(c)	453,051	26,458,178
TD SYNNEX Corp	321,252	35,594,722
Vontier Corp	565,708	17,995,171
		254,405,189
IT Services - 0.7%
Kyndryl Holdings Inc (c)	1,472,021	47,722,921
Semiconductors & Semiconductor Equipment - 1.6%
Aehr Test Systems (b)(c)	900,069	7,677,589
Credo Technology Group Holding Ltd (c)	534,160	22,995,588
Impinj Inc (c)	131,000	12,069,030
MACOM Technology Solutions Holdings Inc (c)	392,644	40,736,815
SiTime Corp (c)	152,470	22,391,744
		105,870,766
Software - 7.8%
Algolia Inc (c)(e)(f)	234,640	3,660,384
Alkami Technology Inc (c)	846,265	22,586,813
Clearwater Analytics Holdings Inc Class A (c)	376,960	8,572,070
Commvault Systems Inc (c)	278,070	46,473,839
Confluent Inc Class A (c)	220,600	5,252,486
CyberArk Software Ltd (c)	108,815	38,320,290
Five9 Inc (c)	29,880	751,183
Freshworks Inc Class A (c)	544,500	8,042,265
Intapp Inc (c)	692,188	37,558,121
InterDigital Inc (b)	79,430	15,965,430
Life360 Inc (b)(c)	487,286	20,904,569
Monday.com Ltd (c)	206,541	58,035,956
nCino Inc (b)(c)	1,535,377	35,620,746
Pegasystems Inc	139,940	12,885,675
Q2 Holdings Inc (c)	411,858	32,639,747
SailPoint Inc	740,760	12,711,442
SEMrush Holdings Inc Class A (c)	1,479,017	15,204,295
SPS Commerce Inc (c)	243,884	34,999,793
Tenable Holdings Inc (c)	651,879	19,927,941
Varonis Systems Inc (c)	395,590	16,947,076
Weave Communications Inc (c)	2,794,970	29,626,682
Workiva Inc Class A (c)	438,170	32,981,056
		509,667,859
TOTAL INFORMATION TECHNOLOGY		935,771,940

Materials - 4.2%
Chemicals - 1.6%
Axalta Coating Systems Ltd (c)	1,644,463	53,445,048
Cabot Corp	428,138	33,625,959
Element Solutions Inc	925,407	18,887,556
		105,958,563
Construction Materials - 0.3%
Eagle Materials Inc	81,607	18,475,009
Metals & Mining - 1.8%
ATI Inc (c)	528,507	28,740,211
Carpenter Technology Corp	457,105	89,414,309
		118,154,520
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	407,524	35,173,396
TOTAL MATERIALS		277,761,488

Real Estate - 1.7%
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties Inc	238,007	20,932,716
Industrial REITs - 0.3%
Terreno Realty Corp	314,992	17,743,499
Real Estate Management & Development - 1.1%
Compass Inc Class A (c)	5,584,938	43,115,722
Landbridge Co LLC Class A (b)	373,347	27,048,990
		70,164,712
TOTAL REAL ESTATE		108,840,927

Utilities - 0.2%
Electric Utilities - 0.2%
IDACORP Inc	133,520	15,767,377
TOTAL UNITED STATES		5,909,779,947
TOTAL COMMON STOCKS (Cost $5,634,879,485)		6,468,485,840

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (e)(f) (Cost $1,379,633)	1,379,633	1,422,816

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Health Care - 0.4%
Biotechnology - 0.4%
Bright Peak Therapeutics Inc. Series B (c)(e)(f)	1,079,522	1,565,307
Bright Peak Therapeutics Inc. Series C (c)(e)(f)	2,205,558	2,315,836
Caris Life Sciences Inc Series D (c)(e)(f)	780,603	4,293,317
Endeavor BioMedicines Inc Series C (c)(e)(f)	556,156	2,719,603
LifeMine Therapeutics Inc Series C (c)(e)(f)	2,048,403	2,417,116
Sonoma Biotherapeutics Inc Series B (c)(e)(f)	2,370,360	5,736,271
Sonoma Biotherapeutics Inc Series B1 (c)(e)(f)	1,264,171	3,527,037
T-Knife Therapeutics Inc Series B (c)(e)(f)	1,097,257	1,492,269
Treeline Biosciences Series A (c)(e)(f)	115,000	600,299
		24,667,055
Health Care Technology - 0.0%
Wugen Inc Series B (c)(e)(f)	326,496	421,180
TOTAL HEALTH CARE		25,088,235

Industrials - 0.5%
Construction & Engineering - 0.5%
Beta Technologies Inc Series A (c)(e)(f)	278,129	24,091,534
Beta Technologies Inc Series B, 6% (c)(e)(f)	85,106	8,808,471
		32,900,005
Information Technology - 0.4%
Communications Equipment - 0.2%
Astranis Space Technologies Corp Series C (c)(e)(f)	557,717	6,190,659
Astranis Space Technologies Corp Series C (c)(e)(f)	87,241	968,375
Astranis Space Technologies Corp Series D (c)(e)(f)	620,825	4,774,144
		11,933,178
IT Services - 0.0%
Yanka Industries Inc Series E (c)(e)(f)	869,641	2,278,460
Yanka Industries Inc Series F (c)(e)(f)	127,716	537,684
		2,816,144
Software - 0.2%
Algolia Inc Series D (c)(e)(f)	53,800	839,280
Lyte Ai Inc Series B (e)(f)	97,800	1,084,602
Mountain Digital Inc Series D (c)(e)(f)	729,676	9,514,975
Skyryse Inc Series B (c)(e)(f)	62,100	1,609,011
		13,047,868
TOTAL INFORMATION TECHNOLOGY		27,797,190

TOTAL UNITED STATES		85,785,430
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $123,810,746)		85,785,430

Domestic Equity Funds - 0.0%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (Cost $2,811,631)	11,200	2,839,760

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	4,783,261	4,784,217
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	509,695,132	509,746,102
TOTAL MONEY MARKET FUNDS (Cost $514,530,319)			514,530,319

TOTAL INVESTMENT IN SECURITIES - 107.9% (Cost $6,277,411,814)	7,073,064,165
NET OTHER ASSETS (LIABILITIES) - (7.9)%	(517,966,042)
NET ASSETS - 100.0%	6,555,098,123

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,413,675 or 0.2% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $201,295,934 or 3.1% of net assets.

(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $1,457,984.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	3,279,997

Algolia Inc	10/27/21	6,862,059

Algolia Inc Series D	7/23/21	1,573,384

Astranis Space Technologies Corp Series C	3/19/21	12,225,675

Astranis Space Technologies Corp Series C	4/05/23	1,912,404

Astranis Space Technologies Corp Series D	4/25/24 - 12/06/24	5,799,995

Beta Technologies Inc Series A	4/09/21	20,378,512

Beta Technologies Inc Series B, 6%	4/04/22	8,780,386

Bright Peak Therapeutics Inc. Series B	5/14/21	4,216,613

Bright Peak Therapeutics Inc. Series C	5/07/24	2,500,000

Caris Life Sciences Inc Series D	5/11/21	6,322,884

Endeavor BioMedicines Inc Series C	4/22/24	3,628,695

Enliven Therapeutics Inc	3/19/24	3,736,698

Fanatics Inc Class A	8/13/20 - 3/22/21	12,874,623

GlycoMimetics Inc	10/28/24	1,500,000

LifeMine Therapeutics Inc Series C	2/15/22	4,171,757

Lyte Ai Inc Series B	8/13/24	1,240,701

Mountain Digital Inc Series D	11/05/21	16,757,228

Perella Weinberg Partners	12/29/20	20,395,000

Skyryse Inc Series B	10/21/21	1,532,626

Sonoma Biotherapeutics Inc Series B	7/26/21	4,684,542

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,747,635

Starling Bank Ltd Class D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics Inc Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group	9/16/21 - 3/17/22	9,386,716

Wugen Inc 10% 6/14/2025	6/14/24	1,379,633

Wugen Inc Series B	7/09/21	2,531,944

Yanka Industries Inc Series E	5/15/20	10,504,568

Yanka Industries Inc Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,503,286	1,232,347,676	1,280,066,745	893,135	-	-	4,784,217	4,783,261	0.0%
Fidelity Securities Lending Cash Central Fund	277,060,862	1,794,421,779	1,561,736,539	974,279	-	-	509,746,102	509,695,132	1.7%
Total	329,564,148	3,026,769,455	2,841,803,284	1,867,414	-	-	514,530,319

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
GlycoMimetics Inc	-	1,500,000	-	-	-	1,225,986	2,725,986	12,099,897
Lovesac	32,890,851	-	28,922,093	-	(7,550,624)	3,581,866	-	-
Soleno Therapeutics Inc	-	30,492,931	51,425	-	594	1,965,543	32,407,643	432,910
Total	32,890,851	31,992,931	28,973,518	-	(7,550,030)	6,773,395	35,133,629

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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